Schedule of revenue by type of services (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 64,574	$ 83,032	$ 237,014	$ 128,531
Professional Service Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue	19,907	25,598	175,510	76,826
Subscription Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue	18,320	23,556	21,712	4,284
Sales of Goods [Member]
Disaggregation of Revenue [Line Items]
Revenue	26,347	33,878	37,990	47,421
Consignment Sales [Member]
Disaggregation of Revenue [Line Items]
Revenue			$ 1,802